Pilot plant	9 Months Ended
Mar. 31, 2022
Pilot Plant
Pilot plant
6.	Pilot plant

On May 9, 2020, the Company commenced full-time operation of its LiSTR pilot plant, located at LANXESS’ south plant facility in El Dorado, Arkansas. The pilot plant is the culmination of over three years of research and development activities by the Company and its partners. The pilot plant is a bespoke DLE (Direct Lithium Extraction) plant, designed to extract lithium directly and continuously from Smackover Formation brines. The plant is designed to process up to 50 USGPM of brine, extract the lithium, and produce a high quality, concentrated lithium chloride intermediate product.

The pilot plant is being amortized on a straight-line basis over its estimated useful life of 2 years and has an estimated salvage value of $640,000 (US$500,000) at the end of its estimated useful life.

As at March 31, 2022, the carrying value of the pilot plant is summarized as follows:

$
Balance at June 30, 2019	-
Costs transferred from asset under construction	25,964,026
Decommissioning provision	136,280
Amortisation	(3,722,862)
Balance at June 30, 2020	22,377,444
Additions	2,764,138
Amortisation	(11,360,466)
Effect of movement in foreign exchange rates	(1,442,375)
Balance at June 30, 2021	12,338,741
Additions	1,279,723
Amortisation	(11,249,269)
Effect of movement in foreign exchange rates	213,841
Balance at March 31, 2022	2,583,036

6.Pilot plant – continued

Pilot plant operations costs are comprised of the following:

	Three months ended March 31,		Nine months ended March 31,
	2022	2021	2022	2021
Internet	$2,745	$2,829	$8,236	$8,486
Personnel	872,247	752,771	2,571,454	2,298,447
Reagents	305,722	46,994	1,060,045	160,607
Repairs and maintenance	63,981	12,251	247,854	71,311
Supplies	80,423	27,300	726,859	51,425
Testwork	73,890	206,302	457,106	287,923
Office trailer rental	8,064	7,275	23,557	21,220
Utilities	75,394	73,147	675,697	172,803
Foreign exchange	7,136	(25,554)	-	-
Total pilot plant operations costs	1,489,602	1,103,315	5,770,808	3,072,222